Income taxes - Reconciliation of effective tax rate (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Reconciliation of effective tax rate
Income (loss) before income taxes	$ 42,801,816	$ (9,171,116)
Income tax rates	26.50%	26.60%
Income tax expense (recovery) at the combined basic Federal and Provincial tax rates	$ 11,342,481	$ (2,439,517)
Permanent differences	(5,072,219)	271,576
Tax rate changes	37,443	8,153
Prior year adjustment	835,787	(652,185)
Recognition of previously unrecognized tax assets	(170,082)
Change in unrecognized deductible temporary differences	(5,939,998)	$ 2,811,973
Income tax expense	$ 1,033,412
Applicable statutory tax rates	26.50%	26.60%
Reduction of the Quebec income tax rate	11.60%	11.50%